Restructuring and Related Charges, Net - Schedule of Restructuring Reserves by Type of Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Reserve [Roll Forward]
Changes in estimate			$ (22)
Ending balance	122	128
Restructuring Activity Related to 2011, 2009 and Prior Programs
Restructuring Reserve [Roll Forward]
Beginning balance	109	97	66
Charges	113	78	106
Changes in estimate	(21)	(6)	(21)
Cash payments	(83)	(59)	(53)
Currency translation	2	(1)	(1)
Transfer of liabilities to Mallinckrodt	(10)
Ending balance	110	109	97
2013 program
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	0
Charges	23	0	0
Changes in estimate	0	0	0
Cash payments	(1)	0	0
Currency translation	0	0	0
Transfer of liabilities to Mallinckrodt	0
Ending balance	22	0	0
2011 program
Restructuring Reserve [Roll Forward]
Beginning balance	76	45	0
Charges	89	75	47
Changes in estimate	(18)	(2)	0
Cash payments	(76)	(41)	(1)
Currency translation	2	(1)	(1)
Transfer of liabilities to Mallinckrodt	(10)
Ending balance	63	76	45
2009 and prior programs
Restructuring Reserve [Roll Forward]
Beginning balance	33	52	66
Charges	1	3	59
Changes in estimate	(3)	(4)	(21)
Cash payments	(6)	(18)	(52)
Currency translation	0	0	0
Transfer of liabilities to Mallinckrodt	0
Ending balance	$ 25	$ 33	$ 52